Vessels, Net (Details) $ in Thousands	1 Months Ended	2 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Mar. 14, 2018 USD ($)	Apr. 23, 2019 USD ($)	May 30, 2018 USD ($)	Jun. 30, 2019	Jul. 02, 2018 USD ($)	Sep. 12, 2018 USD ($)	Dec. 07, 2018 USD ($)	Dec. 17, 2018 USD ($)
Navios Constellation
Property Plant And Equipment [Line Items]
Vessel year built						2011
Vessel capacity in TEU						10,000
Vessel type						Containership
Purchase price				$ 53,097
Bermuda
Property Plant And Equipment [Line Items]
Vessel year built						2010
Vessel capacity in TEU						4,360
Vessel type						Containership
Purchase price										$ 11,098
Bahamas
Property Plant And Equipment [Line Items]
Vessel year built						2010
Vessel capacity in TEU						4,360
Vessel type						Containership
Purchase price									$ 13,422
First Containership
Property Plant And Equipment [Line Items]
Vessel year built						2011
Vessel capacity in TEU						10,000
Vessel type						Containership
Purchase price	$ 52,500
Second Containership
Property Plant And Equipment [Line Items]
Vessel year built						2011
Vessel capacity in TEU						10,000
Vessel type						Containership
Purchase price		$ 52,500
Navios Miami
Property Plant And Equipment [Line Items]
Vessel year built						2009
Vessel capacity in TEU						4,563
Vessel type						Containership
Purchase price								$ 14,105
YM Utmost
Property Plant And Equipment [Line Items]
Vessel year built						2006
Vessel capacity in TEU						8,204
Vessel type						Containership
Navios Unite (formerly YM Unity)
Property Plant And Equipment [Line Items]
Vessel year built						2006
Vessel capacity in TEU						8,204
Vessel type						Containership
YM Utmost and Navios Unite
Property Plant And Equipment [Line Items]
Purchase price							$ 67,496
Navios Unison
Property Plant And Equipment [Line Items]
Vessel year built						2010
Vessel capacity in TEU						10,000
Vessel type						Containership
Purchase price					$ 50,318
Niledutch Okapi (ex Navios Dorado)
Property Plant And Equipment [Line Items]
Vessel year built						2010
Vessel capacity in TEU						4,250
Vessel type						Containership
Purchase price			$ 11,931